Income Taxes - Schedule of Components of Income Tax Provision (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Components of Income Tax Provision [Abstract]
Current tax	$ 65,048	$ 109,799	$ 752,072
Deferred tax	(28,961)
Income tax expense	$ 36,087	$ 109,799	$ 752,072